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Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

August 22, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Calamos-Aksia Alternative Credit Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Calamos Aksia Alternative Credit Fund (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purpose of (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s initial Registration Statement; (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain non-material changes to the Registration Statement. The Registrant has also filed via EDGAR correspondence responses to the comments of the staff of the SEC on the initial Registration Statement.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz